Pension Plans And Other Post-retirement Benefits	12 Months Ended
Dec. 31, 2011
Pension Plans And Other Post-Retirement Benefits [Abstract]
Pension Plans And Other Post-Retirement Benefits

Note 15 – Pension Plans and Other Post-retirement Benefits

The Company maintains qualified, defined benefit pension plans that cover a substantial portion of its full-time employees who were hired prior to April 1, 2003. Retirement benefits under the plans are generally based on the employee's total years of service and compensation during the last five years of employment. The Company's policy is to fund the plans annually at a level which is deductible for income tax purposes and which provides assets sufficient to meet its pension obligations over time. To offset certain limitations imposed by the Internal Revenue Code with respect to payments under qualified plans, the Company has a non-qualified Supplemental Pension Benefit Plan for Salaried Employees in order to prevent certain employees from being penalized by these limitations. The Company also has non-qualified Supplemental Executive Retirement Plans for certain current and retired employees. The net pension costs and obligations of the qualified and non-qualified plans are included in the tables which follow. Employees hired after April 1, 2003 may participate in a defined contribution plan that provides a Company matching contribution on amounts contributed by participants and an annual profit-sharing contribution based upon a percentage of the eligible participants' compensation.

In addition to providing pension benefits, the Company offers certain Post-retirement Benefits other than Pensions ("PBOPs") to employees hired before April 1, 2003 and retiring with a minimum level of service. These PBOPs include continuation of medical and prescription drug benefits, or a cash contribution toward such benefits, for eligible retirees and life insurance benefits for certain eligible retirees. The Company funds its gross PBOP cost through various trust accounts. The benefits of retired officers and certain other retirees are paid by the Company and not from plan assets due to limitations imposed by the Internal Revenue Code.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

		Other
	Pension	Post-retirement
	Benefits	Benefits
Years:
2012	$9,933	$1,605
2013	10,692	1,797
2014	11,520	2,069
2015	12,302	2,275
2016	13,110	2,520
2017 - 2021	79,950	15,761

The changes in the benefit obligation and fair value of plan assets, the funded status of the plans and the assumptions used in the measurement of the company's benefit obligation are as follows:

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at January 1,	$234,891	$217,837	$47,772	$41,477
Service cost	4,626	4,527	1,236	1,130
Interest cost	13,547	12,857	2,761	2,442
Actuarial loss	22,503	10,927	3,925	3,595
Plan participants' contributions	-	-	219	173
Benefits paid	(8,958)	(12,145)	(1,227)	(1,045)
Plan amendments	416	630	-	-
Curtailments	(1,057)	-	-	-
Settlements	-	258	-	-
	265,968	234,891	54,686	47,772
Less discontinued operations	28,881	25,432	4,497	3,816
Benefit obligation at December 31,	237,087	209,459	50,189	43,956

Change in plan assets:
Fair value of plan assets at January 1,	159,151	138,599	29,673	26,524
Actual return on plan assets	(1,903)	19,565	554	2,652
Employer contributions	17,329	13,132	1,825	1,351
Benefits paid	(8,958)	(12,145)	(994)	(854)
	165,619	159,151	31,058	29,673
Less discontinued operations	16,707	13,627	2,927	2,934
Fair value of plan assets at December 31,	148,912	145,524	28,131	26,739

Funded status of plan:
Net amount recognized at December 31,	$88,175	$63,935	$22,058	$17,217

The Company's pension plans had an accumulated benefit obligation of $209,893 and $184,786 at December 31, 2011 and 2010, respectively. The following table provides the net liability recognized on the consolidated balance sheets at December 31,:

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010

Current liability	$(217)	$(242)	$-	$-
Noncurrent liability	(87,958)	(63,693)	(22,058)	(17,217)
Net liability recognized	$(88,175)	$(63,935)	$(22,058)	$(17,217)

At December 31, 2011 and 2010, the Company's pension plans had benefit obligations in excess of its plan assets. The following tables provide the projected benefit obligation, the accumulated benefit obligation and fair market value of the plan assets as of December 31,:

	Projected Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2011	2010

Projected benefit obligation	$237,087	$209,459
Fair value of plan assets	148,912	145,524

	Accumulated Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2011	2010

Accumulated benefit obligation	$209,893	$184,786
Fair value of plan assets	148,912	145,524

The following table provides the components of net periodic benefit costs for the years ended December 31,:

					Other
	Pension Benefits			Post-retirement Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$4,626	$4,527	$4,349	$1,236	$1,130	$1,080
Interest cost	13,547	12,857	12,524	2,761	2,442	2,288
Expected return on plan assets	(12,973)	(11,258)	(9,316)	(2,031)	(1,869)	(1,688)
Amortization of transition
obligation (asset)	-	-	(182)	104	104	104
Amortization of prior service cost	198	189	151	(268)	(268)	(279)
Amortization of actuarial loss	4,076	4,408	5,152	836	619	587
Amortization of regulatory asset	-	-	-	137	137	137
Curtailment loss	100	-	-	27	-	-
Settlement loss	-	929	586	-	-	-
Capitalized costs	(3,645)	(3,416)	(2,721)	(700)	(508)	(363)
	5,929	8,236	10,543	2,102	1,787	1,866
Less discontinued operations	1,149	2,167	2,157	197	19	283
Net periodic benefit cost	$4,780	$6,069	$8,386	$1,905	$1,768	$1,583

The Company records the underfunded status of its pension and other post-retirement benefit plans on its consolidated balance sheets and records a regulatory asset for these costs that would otherwise be charged to stockholders' equity, as the Company anticipates recoverability of the costs through customer rates. The Company's pension and other post-retirement benefit plans were underfunded at December 31, 2011 and 2010. Changes in the plans' funded status will affect the assets and liabilities recorded on the balance sheet. Due to the Company's regulatory treatment, the recognition of the funded status is recorded as a regulatory asset pursuant to the FASB's accounting guidance for regulated operations.

The following table provides the amounts recognized in regulatory assets that have not been recognized as components of net periodic benefit cost as of December 31,:

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010

Net actuarial loss	$91,964	$59,718	$17,883	$13,317
Prior service cost (credit)	1,072	954	(961)	(1,229)
Transition obligation (asset)	-	-	77	208
	93,036	60,672	16,999	12,296
Less discontinued operations	8,475	4,372	1,911	836
Total recognized in regulatory assets	$84,561	$56,300	$15,088	$11,460

The estimated net actuarial loss, prior service cost and transition asset for the Company's pension plans that will be amortized in 2012 from the regulatory assets into net periodic benefit cost are $7,142, $216, and $0, respectively. The estimated net actuarial loss, prior service credit and transition obligation for the Company's other post-retirement benefit plans that will be amortized in 2012 from regulatory assets into net periodic benefit cost are $1,207, $268, and $77, respectively.

Accounting for pensions and other post-retirement benefits requires an extensive use of assumptions about the discount rate, expected return on plan assets, the rate of future compensation increases received by the Company's employees, mortality, turnover and medical costs. Each assumption is reviewed annually with assistance from the Company's actuarial consultant who provides guidance in establishing the assumptions. The assumptions are selected to represent the average expected experience over time and may differ in any one year from actual experience due to changes in capital markets and the overall economy. These differences will impact the amount of pension and other post-retirement benefit expense that the Company recognizes.

The significant assumptions related to the Company's pension and other post-retirement benefit plans are as follows:

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010
Weighted Average Assumptions Used
to Determine Benefit Obligations
as of December 31,
Discount rate	5.00%	5.75%	5.00%	5.75%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Benefit
Obligations as of December 31,
Health care cost trend rate	n/a	n/a	8.5%	9.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2019

Weighted Average Assumptions Used
to Determine Net Periodic Benefit
Costs for Years Ended December 31,
Discount rate	5.75%	5.91%	5.75%	5.91%
Expected return on plan assets	7.75%	8.0%	5.17-7.75%	5.33-8.0%
Rate of compensation increase	4.0- 4.5% 4.0 - 4.5%		4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Net Periodic
Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	9.0%	8.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2016

n/a – Assumption is not applicable to pension benefits.

Assumed health-care trend rates have a significant effect on the expense and liabilities for other post-retirement benefit plans. The health care trend rate is based on historical rates and expected market conditions. A one-percentage point change in the assumed health-care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
	Point	Point
	Increase	Decrease
Effect on the health-care component of the
accrued other post-retirement benefit
obligation	$3,303	$(2,828)
Effect on aggregate service and interest cost
components of net periodic post-retirement
health-care benefit cost	$199	$(169)

The Company's discount rate assumption was determined by selecting a hypothetical portfolio of high quality corporate bonds appropriate to provide for the projected benefit payments of the plan. The selected bond portfolio was derived from a universe of Aa-graded corporate bonds, all of which were noncallable (or callable with make-whole provisions), and have at least $50,000 in outstanding value. The discount rate was then developed as the single rate that equates the market value of the bonds purchased to the discounted value of the plan's benefit payments. The Company's pension expense and liability (benefit obligations) increases as the discount rate is reduced. A 25 basis-point reduction in this assumption would have increased 2011 pension expense by $793 and the pension liabilities by $8,742.

The Company's expected return on assets is determined by evaluating the asset class return expectations with its advisors as well as actual, long-term, historical results of our asset returns. The Company's market related value of plan assets is equal to the fair value of the plan assets as of the last day of its fiscal year, and is a determinant for the expected return on assets which is a component of net pension expense. The Company's pension expense increases as the expected return on assets decreases. A 25 basis-point reduction in this assumption would have increased 2011 pension expense by $418. For 2011, the Company used a 7.75% expected return on assets assumption which will remain unchanged for 2012. The Company believes its actual long-term asset allocation on average will approximate the targeted allocation. The Company's investment strategy is to earn a reasonable rate of return while maintaining risk at acceptable levels through the diversification of investments across and within various asset categories. Investment returns are compared to benchmarks that include the S&P 500 Index, the Barclays Capital Intermediate Government/Credit Index, and a combination of the two indices. The Pension Committee meets semi-annually to review plan investments and management monitors investment performance quarterly through a performance report prepared by an external consulting firm.

The Company's pension plan asset allocation and the target allocation by asset class are as follows:

	2012		Percentage of Plan
	Target		Assets at December 31,
	Allocation		2011	2010
Asset Class:
Equity securities	50t	o 75%	66%	70%
Debt securities	25t	o 50%	24%	24%
Cash	0%		10%	6%
Total	100%		100%	100%

The fair value of the Company's pension plans' assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$106,380	$106,380	$-	$-
Mutual funds	3,604	3,604	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	14,631	-	14,631	-
Corporate and foreign bonds	9,682	-	9,682	-
Mutual funds	15,490	15,490	-	-
Cash (c)	15,832	-	15,832	-
Total pension assets	$165,619	$125,474	$40,145	$-

The fair value of the Company's pension plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$100,913	$100,913	$-	$-
Mutual funds	10,746	10,746	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	12,807	-	12,807	-
Corporate and foreign bonds	11,171	-	11,171	-
Mutual funds	14,045	14,045	-	-
Cash (c)	9,469	-	9,469	-
Total pension assets	$159,151	$125,704	$33,447	$-

(a)	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
(b)	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.
(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Equity securities include Aqua America, Inc. common stock in the amounts of $10,610 or 6.4% and $10,496 or 6.6% of total pension plans' assets as of December 31, 2011 and 2010, respectively.

The changes in the fair value for the pension assets valued using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010 was due to the following:

	2011	2010
Balance at January 1,	$-	$1,271
Actual return on plan assets:
Relating to assets still held at the reporting date	-	-
Relating to assets sold during the period	-	7
Purchases, sales, and settlements	-	(1,278)
Transfers to / from level 3	-	-
Balance at December 31,	$-	$-

The asset allocation for the Company's other post-retirement benefit plans and the target allocation by asset class are as follows:

	2012		Percentage of Plan
	Target		Assets at December 31,
	Allocation		2011	2010
Asset Class:
Equity securities	50 to	75%	56%	60%
Debt securities	25 to	50%	34%	33%
Cash	0%		10%	7%
Total	100%		100%	100%

The fair value of the Company's other post-retirement benefit plans' assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$11,311	$11,311	$-	$-
Mutual funds	6,190	6,190	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,653	-	4,653	-
Corporate and foreign bonds	4,462	-	4,462	-
Mutual funds	1,347	1,347	-	-
Cash (c)	3,095	-	3,095	-
Total other post-retirement assets	$31,058	$18,848	$12,210	$-

The fair value of the Company's other post-retirement benefit plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$11,424	$11,424	$-	$-
Mutual funds	6,320	6,320	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	3,972	-	3,972	-
Mutual funds	1,100	1,100		-
Cash (c)	2,106	-	2,106	-
Total other post-retirement assets	$29,673	$18,844	$10,829	$-

(a)	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
(b)	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.
(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Funding requirements for qualified defined benefit pension plans are determined by government regulations and not by accounting pronouncements. In accordance with funding rules and the Company's funding policy, during 2012 our pension contribution is expected to be approximately $19,306. The Company's funding of its PBOP cost during 2012 is expected to approximate $2,912.

The Company has 401(k) savings plans that cover substantially all employees. The Company makes matching contributions that are initially invested in Aqua America, Inc. common stock based on a percentage of an employee's contribution, subject to certain limitations. Participants may diversify their Company matching account balances into other investments offered under the 401(k) savings plans. The Company's matching contribution and annual profit-sharing contribution, recorded as compensation expense, was $2,631, $2,155, and $2,095, for the years ended December 31, 2011, 2010, and 2009, respectively.